STOCK OPTION PLANS AND WARRANTS (Details - Warrants outstanding) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding beginning	1,003,358
Weighted average exercise price - beginning	$ 38.67
Weighted average contractual term	2 years 11 months 15 days	2 years 10 months 24 days
Aggregate intrinsic value - beginning	$ 930,500
Warrants, granted	0
Weighted average exercise price - granted	$ 0
Aggregate intrinsic value - granted	$ 0
Warrants, exercised	(300,000)
Weighted average exercise price - exercised	$ 3.36
Aggregate intrinsic value - exercised	$ 0
Warrants, cancelled and expired	(328)
Weighted average exercise price - expired	$ 0
Aggregate intrinsic value - cancelled and expired	$ 0
Warrants outstanding ending	703,030	1,003,358
Weighted average exercise price - ending	$ 54.72	$ 38.67
Aggregate intrinsic value - ending	$ 260,000	$ 930,500